                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   February 13, 2006
   -----------------------------      ------------------   -----------------
          [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $390,210
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]
NONE

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------- -------- ------
ADESA                           COM        00686U104    21323    873167  SH          SOLE                    873167
ADVANCE AUTO PARTS INC          COM        00751Y106    14596    335850  SH          SOLE                    335850
ADVANCED MEDICAL
 OPTICS INC                     COM        00763M108    26955    644859  SH          SOLE                    644859
ARBITRON INC                    COM        03875Q108    45797   1205817  SH          SOLE                   1205817
AUTOZONE INC                    COM        053332102    15276    166500  SH          SOLE                    166500
CAVCO INDS INC DEL              COM        149568107     7458    194834  SH          SOLE                    194834
CHATTEM INC                     COM        162456107    32739    899676  SH          SOLE                    899676
DARLING INTL INC                COM        237266101    24064   6061397  SH          SOLE                   6061397
DAVITA INC                      COM        23918K108    30880    609796  SH          SOLE                    609796
DOVER DOWNS GAMING &
 ENTMT I                        COM        260095104    12323    870860  SH          SOLE                    870860
FIRST DATA CORP                 COM        319963104    20291    471768  SH          SOLE                    471768
FINISH LINE INC                 COM        317923100    19298   1107794  SH          SOLE                   1107794
MARVEL ENTERTAINMENT INC        COM        57383T103    13416    819065  SH          SOLE                    819065
METHANEX CORP                   COM        59151K108    16525    881819  SH          SOLE                    881819
MOODYS CORP                     COM        615369105     8322    135500  SH          SOLE                    135500
PAPA JOHNS INTL INC             COM        698813102    27165    458010  SH          SOLE                    458010
PAYLESS SHOESOURCE INC          COM        704379106    31739   1264501  SH          SOLE                   1264501
VIACOM INC                      COM        925524308    22043    676173  SH          SOLE                    676173